Income Taxes (Reconciliations of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Increases/(Decrease) in the valuation allowance	¥ (12)	¥ 1,819